Organization and Nature of Operations (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Dec. 31, 2022
Organization and Nature of Operations [Line Items]
Net loss	$ 31,252	$ (649,444)	$ (540,943)	$ (885,942)	$ (364,191)	$ (1,610,880)	$ (1,159,135)	$ (2,861,013)	$ (3,016,884)	$ (2,456,550)
Net cash used in operations							(631,819)	(523,983)	(660,302)	(647,860)
Accumulated deficit	(8,418,501)						(8,418,501)		(7,259,366)	(4,242,482)
Stockholders’ deficit	(3,310,908)	$ (3,402,160)	$ (2,752,716)	$ (2,329,074)	$ (2,011,756)	$ (1,647,565)	(3,310,908)	$ (2,329,074)	(2,378,145)	(1,461,565)		$ (826,167)
Working capital deficit	3,319,663						3,319,663		2,378,145
Cash on hand	$ 3,317						$ 3,317		$ 6,741	$ 7,263
Precision Genomics, Inc. [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage											100.00%
Exousia Ai, Inc.[Member]
Organization and Nature of Operations [Line Items]
Ownership percentage									100.00%